CASH AND CASH EQUIVALENTS	3 Months Ended
Mar. 31, 2023
CASH AND CASH EQUIVALENTS	4. CASH AND CASH EQUIVALENTS
	March 31, 2023	December 31, 2022
Cash held in banks	$12,965,099	$7,500,607
Guaranteed investment certificates	403,837	394,174
	$13,368,936	$7,894,781